LEASES (Schedule of Future Lease Payments) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Leases [Abstract]
Remainder of 2020	$ 103
2021	179
2022	56
2023
Total future lease payments	338
Less imputed interest	(13)
Total lease liability balance	$ 325